Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Other Borrowings
Federal Home Loan Bank advances and other borrowings of the Company consisted of the following as of December 31, 2025 and 2024:

	December 31,
(dollars in thousands)	2025	2024
FHLB advances; weighted average interest rate of 3.21% and 2.77% at December 31, 2025 and 2024, respectively	$102,000	$81,425
Other	86	100
Subordinated notes	49,486	49,486
Total	$151,572	$131,011

Schedule of Future Payments for FHLB Advances and Other Borrowings
Future payments for FHLB advances and other borrowings at their maturity date are shown in the table below as of the year ended December 31, 2025.

dollars in thousands	As of December 31, 2025
2026	$83,000
2027	7,500
2028	—
2029	2,925
2030	8,575
Thereafter	49,572
Total	$151,572